Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	0001011378
Amendment Flag	false
Document Creation Date	Apr. 08, 2014
Document Effective Date	May 01, 2014
Prospectus Date	May 01, 2014
Class I Prospectus | Global Tactical Asset Allocation Portfolio | Class I
Risk/Return:
Trading Symbol	UIMPX
Class I Prospectus | Emerging Markets Equity Portfolio | Class I
Risk/Return:
Trading Symbol	UEMEX
Class I Prospectus | Growth Portfolio | Class I
Risk/Return:
Trading Symbol	UEGIX
Class I Prospectus | Mid Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	UMGPX
Class I Prospectus | US Real Estate Portfolio | Class I
Risk/Return:
Trading Symbol	UUSRX
Class I Prospectus | Core Plus Fixed Income Portfolio | Class I
Risk/Return:
Trading Symbol	UFIPX
Class I Prospectus | Emerging Markets Debt Portfolio | Class I
Risk/Return:
Trading Symbol	UEMDX
Class I Prospectus | Global Infrastructure Portfolio | Class I
Risk/Return:
Trading Symbol	UPGIX
Class II Prospectus | Global Tactical Asset Allocation Portfolio | Class II
Risk/Return:
Trading Symbol	UGTPX
Class II Prospectus | Emerging Markets Equity Portfolio | Class II
Risk/Return:
Trading Symbol	UEMBX
Class II Prospectus | Global Franchise Portfolio | Class II
Risk/Return:
Trading Symbol	UGIIX
Class II Prospectus | Global Real Estate Portfolio | Class II
Risk/Return:
Trading Symbol	UGETX
Class II Prospectus | Growth Portfolio | Class II
Risk/Return:
Trading Symbol	UEGTX
Class II Prospectus | Mid Cap Growth Portfolio | Class II
Risk/Return:
Trading Symbol	UMGTX
Class II Prospectus | Small Company Growth Portfolio | Class II
Risk/Return:
Trading Symbol	USIIX
Class II Prospectus | US Real Estate Portfolio | Class II
Risk/Return:
Trading Symbol	USRBX
Class II Prospectus | Core Plus Fixed Income Portfolio | Class II
Risk/Return:
Trading Symbol	UCFIX
Class II Prospectus | Emerging Markets Debt Portfolio | Class II
Risk/Return:
Trading Symbol	UEDBX
Class II Prospectus | Global Infrastructure Portfolio | Class II
Risk/Return:
Trading Symbol	UPIIX